Issued accounting pronouncements	12 Months Ended
Mar. 31, 2025
Issued accounting pronouncements
2. Issued accounting pronouncements
Adopted accounting pronouncements
In November 2023, the FASB issued ASU
No.2023-07,
“Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures” (“ASU
No.2023-07”).
The amendments in this update improve the annual and interim reportable segments disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU includes a requirement to disclose significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, the title and position of the CODM, an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. The MHFG Group adopted ASU
No.2023-07
on a retrospective basis for its fiscal year ending March 31, 2025 and for the interim periods beginning April 1, 2025. See Note 30 “Business segment information” for further details.
Accounting pronouncements issued but not yet effective as of March 31, 2025
In December 2023, the FASB issued ASU
No.2023-09,
“Income Taxes (Topic 740)—Improvements to Income Tax Disclosures” (“ASU
No.2023-09”).
The ASU improves income tax disclosures primarily in relation to the rate reconciliation and information on income taxes paid on an annual basis. The ASU will be effective for the MHFG Group for its fiscal year ending March 31, 2026. The Group is currently evaluating the potential impact that the adoption of ASU
No.2023-09
will have on disclosures in its consolidated financial statements.
In November 2024, the FASB issued ASU
No.2024-03,
“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures” (“ASU
No.2024-03”).
This ASU improves the disclosures of expenses by requiring public business entities to provide further disaggregation of relevant expense captions (i.e., employee compensation, depreciation, intangible asset amortization) in a separate note to the financial statements, a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and the total amount of selling expenses and, in an annual reporting period, an entity’s definition of selling expenses. The transition method is prospective with the retrospective method permitted, and the ASU will be effective for the MHFG Group for its fiscal year ending March 31, 2028 and for interim periods beginning April 1, 2028. The Group is currently evaluating the potential impact that the adoption of ASU
No.2024-03
will have on disclosures in its consolidated financial statements.